Intangible Assets, Net - Schedule of Intangible Assets at Cost Less Accumulated Amortization (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets at Cost Less Accumulated Amortization [Line Items]
Less: accumulated amortization	$ (186,032)	$ (136,997)
Intangible assets, net	45,115	79,985
Licensing Agreements [Member]
Schedule of Intangible Assets at Cost Less Accumulated Amortization [Line Items]
Intangible assets, gross	228,587	214,422
Computer software [Member]
Schedule of Intangible Assets at Cost Less Accumulated Amortization [Line Items]
Intangible assets, gross	$ 2,560	$ 2,560